Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000024716
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,451		$ 9,830	$ 11,508	$ 11,445	$ 12,176	$ 12,792	$ 15,369	$ 15,370	$ 15,364	$ 19,452	$ 20,834
C000024718
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,318	11,991	11,837	12,494	13,028	15,533	15,413	15,287	19,355	20,730
C000024719
Account Value [Line Items]
Line Graph and Table Measure Name		Class F Shares with sales load
Accumulated Value	9,901		10,267	11,990	11,900	12,621	13,228	15,855	15,811	15,762	19,906	21,265
C000114966
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,428	12,239	12,203	13,008	13,701	16,504	16,544	16,576	21,039	22,579
C000123387
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,380	12,132	12,044	12,793	13,412	16,088	16,060	16,020	20,242	21,631
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	39,175
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,202	12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
FEDERATED INDEX: Morningstar Large Value Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds Category Average
Accumulated Value	10,000		10,945	12,776	13,082	14,426	14,669	18,024	18,799	19,119	24,434	26,222
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,202	12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
FEDERATED INDEX: Morningstar Large Value Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds Category Average
Accumulated Value	10,000		10,945	12,776	13,082	14,426	14,669	18,024	18,799	19,119	24,434	26,222
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,202	12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
FEDERATED INDEX: Morningstar Large Value Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds Category Average
Accumulated Value	10,000		10,945	12,776	13,082	14,426	14,669	18,024	18,799	19,119	24,434	26,222
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,202	12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
FEDERATED INDEX: Morningstar Large Value Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds Category Average
Accumulated Value	10,000		10,945	12,776	13,082	14,426	14,669	18,024	18,799	19,119	24,434	26,222
FEDERATED INDEX: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		11,202	12,863	13,243	14,744	14,998	18,334	18,779	19,033	24,660	26,448
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
FEDERATED INDEX: Morningstar Large Value Funds Category Average
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Funds Category Average
Accumulated Value	$ 10,000		$ 10,945	$ 12,776	$ 13,082	$ 14,426	$ 14,669	$ 18,024	$ 18,799	$ 19,119	$ 24,434	$ 26,222